Share and Other Capital - Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share And Other Capital
Warrants Outstanding, Beginning of period
Warrants Outstanding, Beginning of period, value
Warrant liability reclassified to equity	6,177,174
Warrant liability reclassified to equity, value	$ 4,237
Warrants Outstanding, End of period	6,177,174
Warrants Outstanding, End of period, value	$ 4,237
Weighted Average Exercise Price, Beginning of period
Weighted Average Exercise Price, Warrant liability reclassified to equity	1.46
Weighted Average Exercise Price, End of period	$ 1.46